INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets

(in thousands of $)	2020	2019
Investments in sales-type and direct financing leases	592,102	786,598
Investments in leaseback assets	85,441	207,789
	677,543	994,387
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as at December 31, 2020 and December 31, 2019:

(in thousands of $)	December 31, 2020
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	705,196	79,786	784,982
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(40,698)	—	(40,698)
Net minimum lease payments receivable	664,498	79,786	744,284
Estimated residual values of leased property (un-guaranteed)	79,621	31,500	111,121
Less: unearned income	(147,876)	(25,596)	(173,472)
Total investment in sales-type lease, direct financing lease and leaseback assets	596,243	85,690	681,933
Allowance for expected credit losses*	(4,141)	(249)	(4,390)
Total investment in sales-type lease, direct financing lease and leaseback assets	592,102	85,441	677,543
Current portion	45,888	9,532	55,420
Long-term portion	546,214	75,909	622,123

(in thousands of $)	December 31, 2019
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	1,085,642	134,073	1,219,715
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(64,222)	—	(64,222)
Net minimum lease payments receivable	1,021,420	134,073	1,155,493
Estimated residual values of leased property (un-guaranteed)	192,429	139,500	331,929
Less: unearned income	(427,251)	(65,784)	(493,035)
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387
Allowance for expected credit losses*	—	—	—
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387
Current portion	45,361	10,828	56,189
Long-term portion	741,237	196,961	938,198

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2020, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2021	84,206	15,410	99,616
2022	81,628	15,410	97,038
2023	111,874	14,630	126,504
2024	101,775	14,172	115,947
2025	78,058	9,517	87,575
Thereafter	247,655	10,647	258,302
Total minimum lease payments to be received	705,196	79,786	784,982

Schedule of interest income earned on investments
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2020 was as follows:

(in thousands of $)	2020	2019	2018
Investments in sales type and direct financing leases*	57,579	56,764	39,678
Investments in leaseback assets	13,637	3,556	—
Total	71,216	60,320	39,678

*Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $1.7 million in relation to Frontline Shipping, a related party (2019: $3.8 million; 2018: $9.6 million).